Revenue - Schedule of Disaggregate Revenue by Service Type and By Platform (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregate Revenue by Service Type and By Platform [Line Items]
Revenues, net	$ 7,087,837	$ 4,931,211
Less: Sales returns and allowances	(11,678)	(1,395)
Banking and payment revenues
Schedule of Disaggregate Revenue by Service Type and By Platform [Line Items]
Revenues, net	6,921,625	4,920,665
Custody and Trading Revenues [Member]
Schedule of Disaggregate Revenue by Service Type and By Platform [Line Items]
Revenues, net	151,855	11,933
Other revenues
Schedule of Disaggregate Revenue by Service Type and By Platform [Line Items]
Revenues, net	$ 26,035	$ 8